Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Cash flows from operating activities
Profit before income tax	$ 590,741	$ 18,831	$ 1,647,053	$ 2,268,226
Adjustments to reconcile profit (loss)
Depreciation expenses	5,100,668	162,597	4,856,186	4,779,333
Expected credit (gains) losses	379	12	(1,020)	(302)
Gain on valuation of financial assets at fair value through profit or loss	(18,752)	(598)	(48,101)	(39,254)
Interest expense	300,883	9,592	278,581	265,957
Interest income	(243,324)	(7,756)	(197,719)	(193,189)
Dividend income	(2,622)	(84)	(1,320)	(6,592)
Share-based payments	37,342	1,190
Share of (profit) loss of associates and joint ventures accounted for using equity method	142,856	4,554	(2,683)	(219,891)
Gain on disposal of property, plant and equipment, net	(124,483)	(3,968)	(55,262)	(18,431)
Gain on disposal of non-current assets held for sale			(72,261)
Gain on disposal of investments accounted for using equity method	(3,464)	(110)
Impairment loss on financial assets	10,000	319
Impairment loss on non-financial assets	764	24	18,618	9,236
Gain from lease modifications			(13)
Deferred revenue	(24,277)	(774)	(22,003)	(20,839)
Financial assets mandatorily at fair value through profit or loss	14,572	465	21,866	124,743
Current contract assets	(170,393)	(5,432)	(13,809)	(2,470)
Accounts receivable	(1,032,743)	(32,921)	317,191	(944,603)
Other receivables	(1,872)	(60)	(23,080)	48,736
Inventories	(661,909)	(21,100)	(125,946)	641,761
Prepayments	922	29	(9,021)	3,104
Accounts and notes payable	469,597	14,970	(86,431)	224,469
Other payables	(316,573)	(10,092)	143,234	(90,786)
Other payables – related parties	5,384	172
Current provisions	43,058	1,373	2,360	6,921
Current refund liabilities	(26,063)	(831)	(1,271)	544
Other current liabilities	1,577	50	79	1,293
Net defined benefit liability, non-current	(26,164)	(834)	(24,394)	(21,179)
Cash generated from operations	4,066,104	129,618	6,600,834	6,816,787
Interest received	248,578	7,924	191,049	194,136
Dividend received	5,317	170	3,810	10,327
Interest paid	(268,797)	(8,569)	(245,910)	(227,488)
Income tax paid	(54,762)	(1,746)	(609,201)	(186,280)
Net cash generated from operating activities	3,996,440	127,397	5,940,582	6,607,482
Cash flows from investing activities
Acquisition of financial assets at fair value through other comprehensive income				(12,500)
Acquisition of financial assets at amortized cost	(124,800)	(3,979)	(94,845)	(72,201)
Proceeds from repayments of financial assets at amortized cost	122,841	3,916	87,035	130,220
Acquisition of investments accounted for using equity method			(12,500)
Proceeds from disposal of non-current assets held for sale			4,394,206
Acquisition of property, plant and equipment	(3,851,238)	(122,768)	(5,081,154)	(3,073,881)
Proceeds from disposal of property, plant and equipment	249,868	7,965	74,709	83,679
(Decrease) increase in refundable deposits	(1,792)	(57)	922	1,064
Increase in other non-current assets	(144,368)	(4,602)	(6,811)	(160,703)
Increase in long-term deferred revenue	10,002	319	23,333	14,145
Net cash used in investing activities	(3,739,487)	(119,206)	(615,105)	(3,090,177)
Cash flows from financing activities
Proceeds from short-term bank loans	8,556,519	272,761	3,225,758	1,273,873
Payments on short-term bank loans	(6,189,811)	(197,316)	(2,886,394)	(1,273,873)
Proceeds from long-term bank loans	3,502,998	111,667	1,078,496	2,430,224
Payments on long-term bank loans	(4,516,894)	(143,988)	(2,263,718)	(1,522,918)
Decrease in guarantee deposits	(700)	(22)	(49)	(365)
Payment on lease liabilities	(271,189)	(8,645)	(320,452)	(293,383)
Cash dividends paid	(872,688)	(27,819)	(1,309,032)	(1,672,652)
Payments to acquire treasury shares	(943,867)	(30,088)
Treasury shares transferred to employees	128,438	4,094
Net cash used in financing activities	(607,194)	(19,356)	(2,475,391)	(1,059,094)
Effect of foreign exchange rate changes	(9,895)	(315)	14,918	(780)
Net increase (decrease) in cash and cash equivalents	(360,136)	(11,480)	2,865,004	2,457,431
Cash and cash equivalents at beginning of year	15,219,039	485,146	12,354,035	9,896,604
Cash and cash equivalents at end of year	$ 14,858,903	$ 473,666	$ 15,219,039	$ 12,354,035